AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 10/27/00

                               FILE NOS: 811-9443
                                    333-82745

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
Pre-Effective Amendment No.                                      [3]
Post-Effective Amendment No.                                     [ ]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                               [X]
Amendment No.                                                    [3]

                        (Check appropriate box or boxes.)

                               GEMINI FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  201-418-8988
                                  ------------
                              Mr. Marcel Engenheiro
                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                  4747 Research Forest Drive, Suite 180, # 303
                             The Woodlands, TX 77381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

In accordance with Section 8(a) of the Securities Act of 1933, Registrant requests that its Registration Statement be declared effective as of November 3, 2000 or upon such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOTAL NUMBER OF PAGES               9
EXHIBIT INDEX BEGINS
ON PAGE                             7

                     Contents of Pre-Effective Amendment # 3

1.   Cover Page

2. Part A- Incorporated herein by reference to Pre-Effective Amendment # 2 to Registration Statement, previously filed on or about September 27, 2000.

3. Part B- Incorporated herein by reference to Pre-Effective Amendment # 2 to Registration Statement, previously filed on or about September 27, 2000, except for the section containing audited financial statements of the Registrant, which are included herein.

4.   Part C

5.   Signature Page

6.   Exhibits

                                     PART B
                                  ------------

                              FINANCIAL STATEMENTS

                               GEMINI FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 20, 2000

                                                            Gemini Global
                                                           New Economy Fund
                                                           ----------------
ASSETS:
        Cash in Bank                                          $  117,500
                                                              ----------

        Total Assets                                          $  117,500
                                                              ----------

LIABILITIES:                                                  $        0
                                                              ----------

        Total Liabilities                                     $        0
                                                              ----------

NET ASSETS                                                    $  117,500
                                                              ----------

NET ASSETS CONSIST OF:
        Capital Paid In                                       $  117,500
                                                              ----------

OUTSTANDING SHARES                                                11,750

NET ASSET VALUE PER SHARE                                     $    10.00

OFFERING PRICE PER SHARE                                      $    10.00

                          See Accountants' Audit Report

                               GEMINI FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 20, 2000

1.   ORGANIZATION

     Gemini Funds, Inc. (the "Company") was organized on July 9, 1999 as a Maryland corporation, and is a mutual fund company of the type known as an open-end, management investment company.

     The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 15,000,000 shares of The Gemini Global New Economy Fund (the "Fund").

     The primary investment objective of the Fund is to achieve capital appreciation.

     The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 11,750 shares of Gemini Global New Economy Fund have taken place to date.

2.   RELATED PARTY TRANSACTIONS

     As of October 20, 2000, all of the outstanding shares of the Fund were owned by Mark M. Boehme Rollover IRA. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

     Gemini Management & Research, LLC ("GEMINI"), the Fund's investment adviser, is registered as an investment adviser under the Investment Advisers Act of 1940. Certain directors and officers of Gemini Funds, Inc. are also directors and officers of Gemini Management & Research, LLC.

     Expenses not assumed by GEMINI are borne by the Fund. For the advisory services it provides to the Fund, GEMINI is entitled to receive a base management fee calculated at the annual rate of 1.50% of the Fund's daily net assets (the "Base Fee"). This Base Fee will be adjusted, on a monthly basis (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class C shares of the Fund exceeds the sum of 2.00% of the investment record of the Morgan Stanley Capital International-World Index (MSCI) (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the Class C shares of the Fund (the "Fee Adjustment"). The maximum or minimum adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to GEMINI will be 2.50% of average daily net assets and the minimum annual fee will be 0.50%. During the first twelve months of operation, the management fee will be charged at the base fee of 1.50% with no performance adjustment.

3.   CAPITAL STOCK AND DISTRIBUTION

     At October 20, 2000 paid in capital amounted to $117,500 for Gemini Global New Economy Fund. Transactions in capital stock were as follows:

     Class C Shares Sold:
        Gemini Global New Economy Fund                               11,750

     Class C Shares Redeemed:
        Gemini Global New Economy Fund                                    0
                                                                 ----------

      Net Increase:
         Gemini Global New Economy Fund                              11,750
                                                                 ----------

     Class C Shares Outstanding:
         Gemini Global New Economy Fund                              11,750
                                                                 ----------

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23. Financial Statements and Exhibits
------------------------------------------

(a) Articles of Incorporation- Incorporated by reference to pre-effective amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000.

(b) By-Laws- Incorporated by reference to pre-effective amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000.

(c)  Instruments  defining  rights  of  Shareholders---None,   See  Articles  of
     Incorporation

(d) Investment Advisory Contracts- Incorporated by reference to pre-effective amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000

(e)  Underwriting   Contracts-   Incorporated  by  reference  to   pre-effective
     amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000

(f)  Bonus or Profit Sharing Contracts--- None

(g)  Custodian Agreements- To be added by Amendment

(h) Other Material Contracts- Incorporated by reference to pre-effective amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000, except for Power of Attorney to Sign Registration Statements, which is included herein as Exhibit 23H.

(i) Legal Opinion- Incorporated by reference to pre-effective amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000.

(j) Other opinions- Opinion and Consent of McCurdy & Associates, CPAs, Inc., included herein as Exhibit 23J

(k)  Omitted Financial statements--- None

(l)  Initial Capital Agreements- Included herein as Exhibit 23L

(m) Rule 12b-1 Plans- Incorporated by reference to pre-effective amendment # 1 to Registrant's Original Registration Statement on Form N1-A, filed on July 13, 2000.

(n)  Financial Data Schedule--- NA

(o)  NA

(p) Code of Ethics- Incorporated by reference to pre-effective amendment # 2 to Registrant's Original Registration Statement on Form N1-A, filed on September 27, 2000

Item 24. Persons Controlled by or Under Common Control With Registrant
----------------------------------------------------------------------

     See  Caption   "Principal  Holders  of  Securities"  in  the  Statement  of
     Additional Information.

Item 25. Indemnification
------------------------

(a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director, and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

(b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

     The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or
     (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

     None

Item 27. Principal Underwriter
------------------------------

     B/D Holdings, Inc., 1301 East Ninth Street, Cleveland, Ohio, serves as Principal Underwriter for the Company's shares. No officer, director or employee of the Principal Underwriter is affiliated with the Company, Fund, or Adviser.

     For the Company's fiscal year ending September 30, 2000, the Company paid the following compensation:

--------------------------------------------------------------------------------
Name of Principal  Net underwriting  Compensation on
Underwriter        Discounts and     Redemption and   Brokerage     Other
                   Commissions       Repurchase       Commissions   Compensation
--------------------------------------------------------------------------------
NA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Item 28. Location of Accounts and Records
-----------------------------------------

     The books and records of the Company, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 95 River Street, Suite 5A, Hoboken, NJ 07030; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, 1301 East ninth Street, Suite 3600, Cleveland, OH 44114.

Item 29. Management Services
----------------------------

     There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30. Undertakings
---------------------

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Pre-effective amendment # 3 to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Hoboken, NJ on the 27h day of October, 2000.

        GEMINI FUNDS, INC.


        /s/ Marcel L. Engenheiro            /s/  James R. Hocking*
        ----------------------------        ------------------------
        MARCEL L. ENGENHEIRO                JAMES R. HOCKING
        President, Treasurer                Chairman of the Board

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                                TITLE                       DATE
--------------------------------------------------------------------------------
/s/ James R. Hocking*              Chairman &
--------------------------         Director                     October 27, 2000
JAMES R. HOCKING

/s/  Marcel L. Engenheiro          President, Treasurer
--------------------------         & Director                   October 27, 2000
MARCEL L. ENGENHEIRO

/s/  Mark M. Boehme                Secretary &
--------------------------         Director                     October 27, 2000
MARK M. BOEHME

/s/  James W. Bradshaw*            Director                     October 27, 2000
--------------------------
JAMES W. BRADSHAW

/s/  Paul F. Starita*              Director                     October 27, 2000
--------------------------
PAUL F. STARITA

* Signed by Marcel L. Engenheiro pursuant to Power of Attorney executed on October 23, 2000 and included as Exhibit 23H to Pre-Effective Amendment # 3 to Registration Statement on Form N1-A.

EXHIBIT INDEX

EXHIBIT 23H-   POWER OF ATTORNEY
EXHIBIT 23J-   OPINION & CONSENT OF MCCURDY & ASSOCIATES, CPAS, INC.
EXHIBIT 23L- SUBSCRIPTION AGREEMENT FOR SHARES OF THE GEMINI GLOBAL NEW ECONOMY FUND